Interest Expense (Tables)	12 Months Ended
Dec. 31, 2019
Interest Expense [Abstract]
Schedule of interest expense

Years ended December 31,	2019	2018	2017
Interest on indebtedness	$239,805	$231,015	$209,136
Interest on derivative instruments	(13,191)	(7,105)	3,071
Interest on satellite performance incentive payments	3,536	4,134	4,750
Interest on significant financing component	25,484	27,374	—
Interest on employee benefit plans (Note 30)	1,339	1,488	1,511
Interest on leases	1,288	—	—
Capitalized interest (Note 16)	—	(19,120)	(18,324)
Interest expense	$258,261	$237,786	$200,144